As filed with the Securities and Exchange Commission on August 3, 2018
1933 Act Registration No. 333-191329
1940 Act Registration No. 811-08557
CIK No. 0001048607

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 11
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 226
Lincoln Life Flexible Premium Variable Life Account M
(Exact Name of Registrant)
Lincoln VULone2014
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)
1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Kirkland L. Hicks
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy To:
Scott C. Durocher
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2017 was filed March 26, 2018.
It is proposed that this filing will become effective:
/ /	immediately upon filing pursuant to paragraph (b)
/X/	on August 10, 2018 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ /	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be August 10, 2018.

The Lincoln National Life Insurance Company:
Lincoln Life Flexible Premium Variable Life Account M

Supplement Dated August 10, 2018
To the Product Prospectuses dated May 1, 2018 for:

Lincoln VULONE 2014

This Supplement describes a new rider that will be made available for Lincoln VULONE 2014 and will be applicable to policies issued on or after August 13, 2018, subject to state availability.   It also outlines changes to the prospectus with respect to the rider charges and fees.

Please refer to the May 1, 2018 prospectus for a discussion of all other provisions of your policy that are not discussed in this Supplement.

This Supplement is for informational purposes and requires no action on your part.  Please also note that certain terms used in this Supplement are defined within the sentences where they appear, in the relevant provisions of the prospectus or in the prospectus Glossary, as amended by this Supplement.

The prospectus is being amended as follows (in order of how these respective sections appear in the prospectus):

Changes to "Charges and Fees"

The following is added to Table II: Periodic Charges Other Than Fund Operating Expenses following the Lincoln LifeEnhance® Accelerated Benefits Rider:

Charge	When Charge is Deducted	Amount Deducted
Lincoln LifeAssure® Accelerated Benefits Rider	When any benefit payment is made	$250 (deducted from amount of benefit paid)

Changes to "Rider Charges"

The following is added under the section headed "Rider Charges" following the Lincoln LifeEnhance® Accelerated Benefits Rider:

Lincoln LifeAssure® Accelerated Benefits Rider.  While there is no upfront charge for this rider, there is an administrative fee, shown on the Policy Specifications, which will be deducted from any benefit payment when paid but not to exceed $250.

Changes to "Riders"

The following is added under the section headed "Riders" following the Lincoln LifeEnhance® Accelerated Benefits Rider:

Lincoln LifeAssure® Accelerated Benefits Rider.  The availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured's age, gender, and the state of the Insured's health at the time of your application.) You must apply for this rider at the time you apply for your Policy and may only have with Death Benefit Option 1.  While there is no charge for the rider, there is an administrative fee charged at the time of each benefit payment.

This rider provides for the acceleration of up to 100% of the Original Benefit Amount, which is the lesser of the Specified Amount or the Lifetime Maximum Limit as shown on your Policy Specifications, upon occurrence of a Qualifying Event provided all of the terms and conditions of this Rider have been met.  There are two Qualifying Events, described below: (1) the Insured is certified as Chronically Ill as defined in the rider; or (2) the Insured is certified as Terminally Ill as defined in the rider.  Note: The amount accelerated will be subject to a discount factor for early payment of benefits.  Benefit payments received will be less than the amount accelerated.

There is no waiting period to receive a benefit under this rider once all Conditions for Eligibility for Benefit Payments, described below, have been satisfied. The benefit payment is payable immediately on the date we approved all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments.  Furthermore, we do not require proof of incurred expenses for you to receive benefits under this rider.  This rider's benefits will be paid to the Owner or Owner's estate while the Insured is living, unless the benefit has been otherwise assigned or designated by the Owner.  This rider's benefits will only be paid by check or other method made available by us.  Any benefit requested during the Policy's contestable period is subject to the "Incontestability" provision of the Policy.

Concurrent with your election to accelerate the death benefit, you and any irrevocable beneficiary will be given a statement demonstrating the effect of the acceleration of death benefits on the Accumulation Value, Specified Amount, premium, Surrender Value, Cost of Insurance charges, and loans. You will be given an additional statement with each benefit payment demonstrating the effect of the acceleration of death benefits on the above noted values.

Benefit Payment Options

A.	For a Chronic Illness Qualifying Event

Please note that this benefit will be paid as an annual lump sum.  You cannot receive payment of more than one Chronic Illness benefit per Benefit Period (a period of time equal to twelve consecutive months).  We must receive and approve a written certification prior to the start of any Benefit Period in order for you to be eligible to receive a Chronic Illness benefit payment, provided all other Conditions for Eligibility for Benefit Payments are met.

The amount accelerated will be greater than the Chronic Illness benefit payment and will be determined by dividing the requested benefit payment (subject to the minimum and maximum described below), by the applicable Chronic Illness actuarial discount factor.  The amount accelerated will not be allowed to exceed the Remaining Benefit Amount, which is an amount equal to the Original Benefit Amount adjusted by subtracting the amount of all Chronic Illness benefits paid divided by the applicable Chronic Illness actuarial discount factor, and subtracting the Terminal Illness benefit paid divided by the Terminal Illness actuarial discount factor.

There is a minimum Chronic Illness benefit that may be made.  The minimum payment will be the least of:

1.	$50,000;
2.	5% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or
3.	the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor.

There is a maximum Chronic Illness benefit payment that may be made.  The maximum payment will be the least of:

1.	an amount equal to the annual equivalent of the Per Diem Limit (Per Diem Limit is established annually by the Internal Revenue Service);
2.	25% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or
3.	the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor.

B.	For a Terminal Illness Qualifying Event

The maximum Terminal Illness benefit payment will be the lesser of the following:

1.	50% of the Remaining Benefit Amount; or
2.	$250,000

Note: This benefit will only be paid once and will be paid as a lump sum.  If you request less than the maximum benefit, the remainder will not be available at a later date.  The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor.  The amount accelerated will not be allowed to exceed the Remaining Benefit Amount.

Conditions for Eligibility for Benefit Payments: You are eligible to receive an accelerated death benefit payment if the Policy and this Rider are In Force when all of the following requirements are met:
1.	Our receipt and approval of the following documentation provided by you:
a.	Certification of either:
i.	For Chronic Illness, Written Certification by a Licensed Health Care Practitioner, independent of us, that the Insured is a Chronically Ill individual; or
ii.	For Terminal Illness, Terminally Ill Certification by a Physician that the Insured is Terminally Ill.
b.	A written consent to make such payment from any assignee of record named under the Policy or any Irrevocable Beneficiary named under the Policy.

2.
We complete, at our discretion and expense, a personal interview with, and an assessment of, the Insured, including examination or tests by a Licensed Health Care Practitioner or Physician of our choice for the Chronic Illness Qualifying Event or for the Terminal Illness Qualifying Event; and our receipt of copies of any relevant medical records from any health care provider involved in the Insured's care.  A Licensed Health Care Practitioner is a Physician, as defined in Section 1861(r)(1) of the Social Security Act , a registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the Secretary of Treasury, or qualifications to our satisfaction.  If there is a difference in opinion between the Insured's Licensed Health Care Practitioner/Physician and our Licensed Health Care Practitioner/Physician, we will require that a third opinion be obtained from a Licensed Health Care Practitioner/Physician acceptable to us and you.  This opinion will be at our expense and will be mutually binding; and

3.	The Insured is living at the time all of the above requirements are met.

Payment of an accelerated death benefit is due immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments.

Benefit Requests:  Subject to meeting all Conditions for Eligibility for Benefit Payments, you may request to receive accelerated death benefits under multiple Qualifying Events as follows:

1.
A Chronic Illness benefit and then at a later date request to receive the Terminal Illness benefit.  In the same Policy Month, you may receive both a Chronic Illness benefit and the Terminal Illness benefit; or

2.	The Terminal Illness benefit and then at a later date request to receive a Chronic Illness benefit.

Actuarial Discount Factors:  A Chronic Illness actuarial discount factor will be applied to each Chronic Illness amount accelerated and a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated.  Actuarial discount factors reflect the early payment of benefits available under the Policy.  The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined.  The maximum interest rate used shall not exceed the greater of:
1.	the current yield on 90 day treasury bills available on the date the benefit payment is determined; or

2.	the current Maximum Statutory Adjustable Policy Loan Interest Rate (as determined by Moody's Corporate Bond Yield Average or similar method) in effect on the date the benefit payment is determined.

Benefit Periods for Chronic Illness Benefit Payments:  Any Chronic Illness benefit payment will be paid to you at the start of a Benefit Period, which is no later than the first Monthly Anniversary Day following the date we approved all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments.
We will not automatically send documentation to you for written certification to begin a new Benefit Period.  A new Benefit Period may be requested during a current Benefit Period.  However, a new Benefit Period will begin no earlier than the end of the current Benefit Period.  A new Benefit Period will begin provided the following requirements are met:
1.	this Rider is In Force;
2.	you Request a Chronic Illness benefit payment after the current Benefit Period has ended; and
3.	we receive and approve all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments.

Reduction in Benefit Payment Due to Debt:  Any Chronic Illness benefit or Terminal Illness benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy.  (Debt may also be referred to as Indebtedness in the Policy.) The portion to be repaid will be determined by the product of the following:
[A / B] * C where:
A.	is Debt;
B.	is the current Specified Amount immediately prior to a benefit payment; and
C.	is either i. or ii. noted below depending on the Qualifying Event:
i.	the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor; or
ii.	the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor.

If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt.

It's important to note that this Lincoln LifeAssure® Accelerated Benefits Rider may have an impact on any benefits provided under the following riders:

Waiver of Monthly Deduction Rider: If the Insured is on Total Disability as provided and defined under any Waiver of Monthly Deduction Rider, we will continue to waive the monthly deductions falling due under the Policy once payment of an accelerated death benefit begins under this Rider subject to the Insured's continued Total Disability.

Enhanced Surrender Value Rider: Once payment of an accelerated death benefit under this rider begins, the Enhanced Surrender Value Rider will terminate.

Premium Reserve Rider: Once payment of an accelerated death benefit under this rider begins, you will receive a payment of the Premium Reserve Rider Surrender Value and the Premium Reserve Rider will terminate.

Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a reduction ratio.  The values that will be reduced are the following:
1.	Specified Amount;
The Fixed Account Value and/or the value of the Sub-Account(s) will be reduced in the same proportion as the balances are invested in such account(s).

2.	If any No-Lapse Enhancement Rider is attached to the Policy, the following will be reduced:
a.	The No-Lapse Value;
b.	The Reset Account Value;
c.	Guaranteed Minimum Death Benefit; and
d.	The Reset Death Benefit.

Debt will be reduced as noted in the "Reduction in Benefit Payment" provision.  Any reduction in policy values and rider values will occur on the Monthly Anniversary Day prior to the Monthly Deduction.  The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows:

Chronic Illness Benefit Payments:  Each Chronic Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where:
A.	is the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor, and
B.	is the current Specified Amount immediately prior to a benefit payment.

Terminal Illness Benefit Payment:  The payment of the Terminal Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where:
A.	is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, and
B.	is the current Specified Amount immediately prior to the benefit payment.

Effect of the first request for an accelerated death benefit payment:    If the death of the Insured occurs after the Owner requests to receive accelerated death benefits but before any such benefits are received, the request shall be cancelled and the Death Benefit Proceeds will be paid pursuant to the Policy.

Effect on Policy and Riders after the first accelerated death benefit payment:  Each accelerated death benefit payment will reduce the Specified Amount used to determine the Policy's Cost of Insurance.  As a result, the Cost of Insurance and any Premiums necessary to keep the Policy In Force will change.

Note: You must continue to pay any premiums necessary to keep the Policy In Force as described in the Policy or in any applicable riders attached to the Policy.

We will send you a report showing the change in current values under your Policy with each accelerated death benefit payment you receive.

The Loan Account, if any, will be reduced as noted in the "Reduction in Benefit Payment section noted above.

If the death of the Insured occurs while benefits are being received under this rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the Remaining Benefit Amount after the date of the Insured's death.

Termination:  The rider and all rights provided under it will terminate upon the earliest of the following:

a.	The Policy terminates or is surrendered for its Surrender Value;
b.	the date we receive your request to terminate this rider;
c.	If any No-Lapse Enhancement Rider is attached to the Policy, any increase of the Policy's Specified Amount will cause this rider to terminate;
d.	The Remaining Benefit Amount is reduced to zero;
e.	The Policy's Specified Amount and the Remaining Benefit Amount are reduced to zero, which will cause the termination of both this Rider and the Policy;
f.	The death of the Insured which will cause the Death Benefit Proceeds to become payable under the Policy.

Termination of this Rider shall not prevent the payment of accelerated death benefits for any Qualifying Event that occurred while this Rider was In Force except where amounts have been paid or are payable as Death Benefit Proceeds.

Reinstatement:  If you have not yet received an accelerated death benefit under this rider, and the Policy is terminated and reinstated, you may reinstate this rider as part of your Policy.  Such reinstatement will be subject to satisfactory Evidence of Insurability and all other terms and conditions of the Policy.  If any accelerated death benefits have been received under this rider, this rider may not be reinstated.

Exclusions:  This rider does not provide an accelerated death benefit for Chronic Illness or Terminal Illness resulting from intentionally self-inflicted injury or attempted suicide, while sane or insane.

Part A
The prospectus for Lincoln VULone2014 is incorporated herein by reference to Post-effective Amendment No. 8 (File No. 333-191329) filed on April 19, 2018 and to the definitive 497 Filing filed on May 1, 2018.
Part B
The Statement of Additional Information for Lincoln VULone2014 is incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-191329) filed on April 19, 2018 and to the definitive 497 Filing filed on May 1, 2018.

PART C - OTHER INFORMATION
Item 26. EXHIBITS
a)	Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account(2)
b)	Not applicable.
c)	(1)	Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc.(4), and Amendments(6)
d)	(1)	Policy LN696(8)
(2)	Accelerated Benefits Riders—Policy Form ABR 5645(8), ABR 5650(8)
(3)	Change of Insured Rider—Policy Form LR496(7)
(4)	Enhanced Surrender Value Rider—Policy Form LR541(8)
(5)	No-Lapse Enhancement Rider—Policy Form LR626 (14)
(6)	No-Lapse Enhancement Rider—Policy Form LR668 (19)
(7)	Overloan Protection Rider—Policy Form LR540(9)
(8)	Overloan Protection Rider—Policy Form LR616(17)
(9)	Premium Reserve Rider—Policy Form LR543(8)
(10)	Waiver of Monthly Deduction Benefit Rider—Policy Form LR436 and LR437(2)
(11)	Accelerated Benefits Rider for Chronic Illness—Policy Form LR630 (12)
(12)	Accelerated Benefits Rider for Chronic Illness and Terminal Illness—Policy Form LR631 (18)
(13)	Accelerated Benefits Rider for Chronic Illness and Terminal Illness—Policy Form ICC18ABR-7052 (22)
e)	(1)	Application—Form LFF06399(8)
f)	(1)	Articles of Incorporation of The National Lincoln Life Insurance Company(1)
(2)	Bylaws of The National Lincoln Life Insurance Company(5)
g)	Reinsurance Contracts(10)
h)	Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:
(1)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (13)
(2)	AllianceBernstein Variable Products Series Fund, Inc. (15)
(3)	American Century Variable Portfolios, Inc. (21)
(4)	American Funds Insurance Series (20)
(5)	BlackRock Variable Series Funds, Inc. (11)
(6)	Delaware VIP Trust(15)
(7)	Deutsche Variable Series II (15)
(8)	Fidelity Variable Insurance Products(21)
(9)	Franklin Templeton Variable Insurance Products Trust (15)
(10)	JPMorgan Insurance Trust (20)
(11)	Legg Mason Partners Variable Equity Trust (21)
(12)	Lincoln Variable Insurance Products Trust (16)
(13)	MFS Variable Insurance Trust (15)
(14)	PIMCO Variable Insurance Trust(21)
i)	Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York.(3)

j)	Not applicable.
k)	Opinion and Consent of Scott C. Durocher, Esquire
l)	Not Applicable.
m)	Not Applicable.
n)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm
o)	Not applicable.
p)	Not applicable.
q)	Compliance Procedures(21)

(1)	Incorporated by reference to Registration Statement on Form N-4 (File No. 33-04999) filed on September 24, 1996.
(2)	Incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.
(3)	Incorporated by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.
(4)	Incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.
(5)	Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(6)	(a)	Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.
(b)	Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(c)	Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(d)	Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(e)	Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(7)	Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-82663) filed on April 12, 2001.
(8)	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.
(9)	Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-118478) filed on April 6, 2006.
(10)	Incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.
(11)	Incorporated by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(12)	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-181796) filed on August 14, 2012.
(13)	Incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(14)	Incorporated by reference to Registration Statement on Form N-6 (File No. 333-191329) filed on September 24, 2013.
(15)	Incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(16)	Incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(17)	Incorporated by reference to Registration Statement on Form N-6 (File No. 333-207968) filed on November 12, 2015.
(18)	Incorporated by reference to Registration Statement on Form N-6 (File No. 333-200100) filed on November 12, 2014.
(19)	Incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-191329) filed on May 24, 2016.
(20)	Incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(21)	Incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(22)	Incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-191329) filed on May 14, 2018.
B-2

Item 27. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Kirkland L. Hicks**	Executive Vice President, General Counsel and Director
Ellen G. Cooper**	Executive Vice President, Chief Investment Officer and Director
Randal Freitag**	Executive Vice President, Chief Financial Officer and Director
Wilford H. Fuller**	Executive Vice President and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Stephen B. Harris**	Senior Vice President and Chief Ethics and Compliance Officer
Keith J. Ryan*	Vice President and Director
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*	Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
**	Principal business address is 150 N. Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 350 Church Street, Hartford, CT 06103
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Lincoln National Corporation Organizational Chart (Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-222786) filed on May 14, 2018.)
Item 29. Indemnification
(a)	Brief description of indemnification provisions:
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
(a)	Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Variable Annuity Account JF-II; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable
B-3

Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln National Variable Annuity Account 53.
(b)	Following are the Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Patrick J. Caulfield**	Vice President and Chief Compliance Officer, Senior Counsel
Nancy A. Smith*	Secretary
Andrew J. Bucklee*	Senior Vice President and Director
Jeffrey D. Coutts*	Senior Vice President, Treasurer
Thomas O'Neill*	Senior Vice President and Chief Operating Officer
John C. Kennedy*	Senior Vice President and Director
Christopher P. Potochar*	Senior Vice President and Director
*	Principal Business address is 150 N. Radnor Chester Road, Radnor, PA 19087
**	Principal Business address is 350 Church Street, Hartford, CT 06103
(c)	N/A
Item 31. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.
Item 32. Management Services
Not Applicable.
Item 33. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-191329; 811-08557; CIK: 0001048607) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 3rd day of August, 2018.

Lincoln Life Flexible Premium Variable Life Account  M
(Registrant)

/s/ Joshua Durand
By _________________________________
Joshua Durand
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/ Joshua Durand
By _________________________________
Joshua Durand
Vice President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, this Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-191329; 811-08557; CIK: 0001048607) has been signed below on August 3, 2018, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                                    Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Ellen G. Cooper *
______________________________	Executive Vice President, Chief Investment Officer
Ellen G. Cooper

/s/ Randal J. Freitag *
______________________________	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ Kirkland L. Hicks*
______________________________	Executive Vice President, Chief Counsel and Director
Kirkland L. Hicks

/s/ Wilford H. Fuller*
______________________________                                                                                                  Executive Vice President and Director
Wilford H. Fuller

/s/ Keith J. Ryan *
______________________________                                                                                                  Vice President and Director
Keith J. Ryan

            /s/ Scott C. Durocher
* By ________________________________________
Scott C. Durocher
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement